UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JAMES MITAROTONDA
Address:  c/o BARINGTON COMPANIES ADVISORS LLC
          888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES MITAROTONDA
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ JAMES MITAROTONDA   New York, New York	February 14, 2006
---------------------   ------------------	 ---------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $ 170,864 (in thousands)


                                                       Market Value           SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer               Title of Class   CUSIP    (x $1,000)  Quantity  PRN CALL Discretion Managers   Sole    Shared None
 FISHER COMMUNICATIONS INC    COM            337756209        8,197   197,859 SH        DEFINED     NONE     197,859
 GRIFFON CORP                 COM            398433102       12,751   535,526 SH        DEFINED     NONE     535,526
 INTERNATIONAL ALUM CORP      COM            458884103        5,561   138,155 SH        DEFINED     NONE     138,155
 PEP BOYS MANNY MOE & JACK    COM            713278109       32,903 2,109,761 SH        DEFINED     NONE   2,109,761
 POWELL INDUSTRIES            COM            739128106        1,174    65,388 SH        DEFINED     NONE      65,388
 RED LION HOTELS CORP         COM            756764106       27,509   737,084 SH        DEFINED     NONE     737,084
 SAKS INC                     COM            79377W108        5,144   305,074 SH        DEFINED     NONE     305,074
 SCHULMAN A INC.              COM            808194104       31,784 1,476,929 SH        DEFINED     NONE   1,476,929
 SKYLINE CORP                 COM            830830105        1,209    33,216 SH        DEFINED     NONE      33,216
 STEWARD & STEVENSON SVCS INC COM            860342104       18,037   853,622 SH        DEFINED     NONE     853,622
 STRIDE RITE CORP             COM            863314100       13,871 1,022,917 SH        DEFINED     NONE   1,022,917
 SUPERIOR UNIFORM GROUP       COM            868358102        1,123   109,600 SH        DEFINED     NONE     109,600
 SYMS CORP                    COM            871551107        6,536   452,639 SH        DEFINED     NONE     452,639
 TORCH ENERGY ROYALTY TRUST   UNIT BEN INT   891013104        1,645   240,500 SH        DEFINED     NONE     240,500
 WILLOW GROVE BANCORP INC NEW COM            97111W101        3,420   226,473 SH        DEFINED     NONE     226,473